CONTINGENCIES (Details) - Legal proceedings contingent liability [member]		6 Months Ended
	Aug. 05, 2025 action	Jun. 30, 2025 USD ($) years Employee action
Perilla Complaint
Disclosure of contingencies
Settlement payment | $		$ 100,000,000
Period over which settlement amount will be paid | years		3
Loulo-Gounkoto - Mining Convention Negotiations
Disclosure of contingencies
Number of employees charged and incarcerated | Employee		4
Pueblo Viejo - Amparo Actions
Disclosure of contingencies
Number of constitutional actions filed | action	2	2
Hearings held for constitutional actions | action	1
Estimated financial effect of contingent liabilities | $		$ 0